Share-based Compensation - Black-Scholes Option Pricing Model to Estimate the Fair Value of Units Granted (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	0.45%
Expected life of units (years)	5 years		10 years
Expected annualized volatility	168.00%		143.00%
Expected dividend yield | $	$ 0		$ 0		$ 0
Weighted average Black-Scholes value of each unit		$ 0.56
Bottom Of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate			0.28%		1.41%
Expected life of units (years)					2 years
Expected annualized volatility					97.00%
Weighted average Black-Scholes value of each unit				$ 1.13		$ 0.67
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate			0.29%		1.88%
Expected life of units (years)					10 years
Expected annualized volatility					116.00%
Weighted average Black-Scholes value of each unit				$ 1.17		$ 23.55